Borrowings	12 Months Ended
Dec. 31, 2017
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Borrowings
19.	BORROWINGS

a.	Short-term borrowings

Short-term borrowings mainly represented unsecured revolving bank loans with annual interest rates at 0.70%-8.99% and 0.80%-4.79% as of December 31, 2016 and 2017, respectively.

b.	Long-term borrowings

1)	Bank loans

As of December 31, 2016 and 2017, the long-term bank loans with fixed interest rates were both amounted to NT$1,500,000 thousand (US$50,607 thousand) with annual interest rates at 1.20%. The long-term bank loans with fixed interest rates will be repayable in December 2018. The others were long-term bank loans with floating interest rates and consisted of the followings:

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Working capital bank loans
Syndicated bank loans - repayable through January 2018 to July 2018, annual interest rates were 2.55% and 2.61% -2.70% as of December 31, 2016 and 2017, respectively	$9,223,500	$4,761,600	$160,647
Others - repayable through January 2018 to December 2019, annual interest rates were 0.74%-4.48% and 0.93%-2.10% as of December 31, 2016 and 2017, respectively	36,009,917	22,441,947	757,151
Mortgage loans
Repayable through July 2018 to June 2023, annual interest rates were both 4.95%-5.39% as of December 31, 2016 and 2017	4,390,003	4,705,149	158,743
	49,623,420	31,908,696	1,076,541
Less: unamortized arrangement fee	7,198	1,200	40
	49,616,222	31,907,496	1,076,501
Less: current portion	6,567,565	6,761,625	228,125

	$43,048,657	$25,145,871	$848,376

Pursuant to the above syndicated bank loans agreements, the Company should maintain certain financial covenants including current ratio, leverage ratio, tangible net assets and interest coverage ratio. Such financial ratios are calculated based on the Group’s annual audited consolidated financial statements or semi-annual reviewed consolidated financial statements. The Company was in compliance with all of the financial covenants as of December 31, 2016 and 2017.

2)	Long-term bills payable

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

China Bills Finance Corporation, repayable in February 2019, annual interest rate was 0.96%	$-	$1,000,000	$33,738
International Bills Finance Corporation, repayable in March 2019, annual interest rate was 0.96%	-	1,000,000	33,738
Ta Ching Bills Finance Corporation, annual interest rates was 1.00% and has been repaid in December 2017	2,000,000	-	-
	2,000,000	2,000,000	67,476
Less: unamortized discounts	659	868	29

Long-term borrowings	$1,999,341	$1,999,132	$67,447